Costs and expenses by nature	12 Months Ended
Dec. 31, 2022
Costs and expenses by nature
Costs and expenses by nature

25.        Costs and expenses by nature

	2022	2021	2020
Payroll (i)	427,583	220,372	207,511
Sales and marketing	181,898	93,026	67,532
Depreciation and amortization (ii)	150,951	54,479	51,475
Material	57,138	16,488	13,023
Consulting and advisory services	30,663	25,729	14,732
Maintenance	27,827	12,774	8,909
Utilities, cleaning and security	14,330	6,472	6,269
Other expenses	36,112	12,418	12,457
Total	926,502	441,758	381,908

Costs of services	502,331	240,924	221,452
General and administrative expenses	179,335	89,344	73,852
Selling expenses	244,836	111,490	86,604
Total	926,502	441,758	381,908
(i)	Payroll expenses include for the year ended December 31, 2022 R$ 433,593 (2021 – R$ 205,644, 2020 – R$ 195,688) related to salaries, bonuses, short-term benefits, related social charges and other employee related expenses, and R$ (6,010) (2021 R$ 14,728, 2020 R$ 11,823) related to share-based compensation.

(ii) Depreciation and amortization	2022	2021	2020
Costs of services	72,936	43,905	36,757
General and administrative expenses	44,119	10,570	11,463
Selling expenses	33,896	4	3,255
Total	150,951	54,479	51,475